Non-controlling interests (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2021	Feb. 29, 2016	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Jul. 21, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Equity attributable to non-controlling interests			$ 23	$ 21	$ 19
Equity			39,166	37,058	39,287			$ 15,638
Total comprehensive income (losses)			6	2	3
Results attributable to non-controlling interests			$ 6	5	3
Alexion Pharmaceuticals, Inc.
Disclosure of subsidiaries [line items]
Non-controlling interest in acquiree recognised at acquisition date							$ 150
Acerta Pharma
Disclosure of subsidiaries [line items]
Percentage of equity owned in subsidiaries		55.00%	100.00%
Percentage of additional ownership interest in subsidiary acquired	45.00%
Caelum Biosciences Inc.
Disclosure of subsidiaries [line items]
Percentage of equity owned in subsidiaries			100.00%
Caelum Biosciences Inc. | Alexion Pharmaceuticals, Inc.
Disclosure of subsidiaries [line items]
Non-controlling interest in acquiree recognised at acquisition date						$ 150	$ 150
AstraZeneca Pharma India Limited, P.T. AstraZeneca Indonesia, Beijing Falikang Pharmaceutical (China) Co. Limited and AstraZeneca Algeria Pharmaceutical Industries SPA
Disclosure of subsidiaries [line items]
Equity attributable to non-controlling interests			$ 23	21	19
Total comprehensive income (losses)			$ 6	$ 2	$ 3